Commitments (Tables)	12 Months Ended
Mar. 31, 2020
Commitments
Schedule of minimum lease payments under non-cancellable operating leases previously disclosed in the prior year

2019
€m
Within one year	2,834
In more than one year but less than two years	1,654
In more than two years but less than three years	1,227
In more than three years but less than four years	950
In more than four years but less than five years	739
In more than five years	3,412
10,816

Schedule of capital commitments

	Company and subsidiaries		Share of joint operations		Group
	2020	2019	2020	2019	2020	2019
	€m	€m	€m	€m	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1]	3,046	2,980	103	32	3,149	3,012

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.